Investments in associates and joint ventures - Summary income statement of Moet Hennesy (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of associates [line items]
Sales	£ 12,733	£ 11,752	£ 12,867
Profit for the year	2,799	1,454	3,337
Total comprehensive (loss)/income for the year	1,934	1,290	3,624
Moet Hennessy
Disclosure of associates [line items]
Sales	4,819	4,425	4,713
Profit for the year	985	838	911
Total comprehensive (loss)/income for the year	£ 999	£ 765	£ 865